Income Taxes, Effective Income Tax Rate Reconciliation (Details) - Germany [Member]	12 Months Ended
Dec. 31, 2024
Effective Income Tax Rate Reconciliation [Abstract]
Statutory tax rate	32.28%
Tax rate differentials	(30.55%)
Other	(0.93%)
Effective income tax rate	0.80%